Victory Investment Grade Convertible Fund Expense Example - MCI [Member] - Victory Investment Grade Convertible Fund - Member Class	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	$ 2,108